Inventories	9 Months Ended
May 31, 2024
Inventories
Inventories

4. Inventories

	As at	As at
	May 31,	August 31,
	2024	2023
	$	$
Raw materials	4,470,921	1,553,501
Work-in-process	363,033	369,753
Finished goods	654,457	522,300
	5,488,411	2,445,554

For the three-month and nine-month periods ended May 31, 2024, inventories recognized as an expense amounted to $610,116 and $1,669,508 respectively [May 31, 2023 – $1,060,397 and $2,917,752 respectively].

For the three-month and nine-month periods ended May 31, 2024, cost of sales includes depreciation of $53,311 and $176,438 respectively [May 31, 2023 – $56,967 and $371,092 respectively].